Annual Fund Operating Expenses - Logan Capital International ETF	Sep. 24, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	September 25, 2027
Logan Capital International ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.87%	[1]
Expenses (as a percentage of Assets)	1.52%
Fee Waiver or Reimbursement	(0.53%)	[2]
Net Expenses (as a percentage of Assets)	0.99%

[1]	Estimated for the current fiscal year.
[2]	The Adviser has contractually agreed to waive a portion or all of its management fees and pay the Fund’s expenses in order to limit Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses (“AFFE”), taxes, interest expense, dividends on securities sold short, and extraordinary expenses) to 0.99% of average daily net assets of the Fund (the “Expense Cap”). The Expense Cap for the Fund will remain in effect through at least September 25, 2027, and may be terminated only by the Board. The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for 36 months from the date they were waived or paid, subject to the Expense Cap, if such reimbursement will not cause the Fund’s expense ratio, after recoupment has been taken into account, to exceed the lesser of: (1) the Expense Cap in place at the time of the waiver and/or expense payment; or (2) the Expense Cap in place at the time of the recoupment.